Movement in Inventories, Receivables. Payables and Provisions - Summary of Movement in inventories, receivables. payables and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Movement in inventories, receivables. payables and provisions [Line Items]
Beginning balance	$ 594	$ 583	$ 904
Translation adjustment	0	(2)	(15)
Arising on acquisition (note 30)	388	204	49
Disposals	(416)	(25)	(29)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	(14)	(1)	(7)
- paid during year	32	33	54
Deferred divestment consideration:
- arising on disposals during year		1	14
- received during year	(52)	(120)	(123)
Shares to be acquired by CRH plc (Treasury Shares) (note 29)		(281)
Interest accruals and discount unwinding	(34)	(14)	(41)
Reclassification		(2)	(13)
Additions to leased mineral reserves	(10)	(10)	(14)
Increase/(decrease) in inventories, receivables, payables and provisions	518	228	(196)
Ending balance	1,006	594	583
Inventories
Disclosure of Movement in inventories, receivables. payables and provisions [Line Items]
Beginning balance	3,611	3,117	3,080
Translation adjustment	(122)	(84)	71
Arising on acquisition (note 30)	375	157	23
Disposals	(325)	(22)	(14)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	0	0	0
- paid during year	0	0	0
Deferred divestment consideration:
- arising on disposals during year		0	0
- received during year	0	0	0
Shares to be acquired by CRH plc (Treasury Shares) (note 29)		0
Interest accruals and discount unwinding	0	0	0
Reclassification		4	20
Additions to leased mineral reserves	0	0	0
Increase/(decrease) in inventories, receivables, payables and provisions	655	439	(63)
Ending balance	4,194	3,611	3,117
Trade and other receivables
Disclosure of Movement in inventories, receivables. payables and provisions [Line Items]
Beginning balance	4,808	4,411	4,587
Translation adjustment	(183)	(102)	107
Arising on acquisition (note 30)	227	191	47
Disposals	(295)	(20)	(37)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	0	0	0
- paid during year	0	0	0
Deferred divestment consideration:
- arising on disposals during year		1	14
- received during year	(52)	(120)	(123)
Shares to be acquired by CRH plc (Treasury Shares) (note 29)		0
Interest accruals and discount unwinding	19	11	4
Reclassification		0	(11)
Additions to leased mineral reserves	0	0	0
Increase/(decrease) in inventories, receivables, payables and provisions	209	436	(177)
Ending balance	4,733	4,808	4,411
Trade and other payables
Disclosure of Movement in inventories, receivables. payables and provisions [Line Items]
Beginning balance	(6,409)	(5,503)	(5,461)
Translation adjustment	236	147	(150)
Arising on acquisition (note 30)	(195)	(143)	(21)
Disposals	214	11	17
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	(14)	(1)	(7)
- paid during year	32	33	54
Deferred divestment consideration:
- arising on disposals during year		0	0
- received during year	0	0	0
Shares to be acquired by CRH plc (Treasury Shares) (note 29)		(281)
Interest accruals and discount unwinding	(37)	(7)	(24)
Reclassification		(6)	(22)
Additions to leased mineral reserves	(10)	(10)	(14)
Increase/(decrease) in inventories, receivables, payables and provisions	(380)	(649)	125
Ending balance	(6,563)	(6,409)	(5,503)
Provisions for liabilities
Disclosure of Movement in inventories, receivables. payables and provisions [Line Items]
Beginning balance	(1,416)	(1,442)	(1,302)
Translation adjustment	69	37	(43)
Arising on acquisition (note 30)	(19)	(1)	0
Disposals	(10)	6	5
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	0	0	0
- paid during year	0	0	0
Deferred divestment consideration:
- arising on disposals during year		0	0
- received during year	0	0	0
Shares to be acquired by CRH plc (Treasury Shares) (note 29)		0
Interest accruals and discount unwinding	(16)	(18)	(21)
Reclassification		0	0
Additions to leased mineral reserves	0	0	0
Increase/(decrease) in inventories, receivables, payables and provisions	34	2	(81)
Ending balance	$ (1,358)	$ (1,416)	$ (1,442)